Segment information (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Revenues	$ 82,665	$ 69,286	$ 67,907
Costs	53,190	43,718	42,629
Gross profit	31,058	27,111	25,203
Net gain from fair value adjustments of investment properties	23,618	(16,849)	2,868
General and administrative expenses	(8,770)	(7,849)	(7,980)
Selling expenses	(9,823)	(9,412)	(9,918)
Other operating results, net	881	2,612	(298)
Profit / (loss) from operations	(9,807)	29,451	4,147
Segment profit / (loss)	(28,497)	19,185	3,622
Total [Member]
Disclosure of operating segments [line items]
Costs	50,676	40,762	39,546
Gross profit	31,223	27,205	25,325
Net gain from fair value adjustments of investment properties	(24,205)	1,159	441
General and administrative expenses	(8,820)	(7,900)	(8,010)
Selling expenses	(9,836)	(9,432)	(9,940)
Other operating results, net	656	2,544	(340)
Profit / (loss) from operations	10,517	31,162	5,279
Corporate [Member]
Disclosure of operating segments [line items]
Revenues
Costs
Gross profit
Net gain from fair value adjustments of investment properties
General and administrative expenses	(192)	(157)	(185)
Selling expenses
Other operating results, net
Management fees
Profit / (loss) from operations	(192)	(157)	(185)
Segment profit / (loss)	(192)	(157)	(185)
Others [Member]
Disclosure of operating segments [line items]
Revenues	5,562	4,406	3,817
Costs	(4,670)	(3,969)	(3,472)
Gross profit	896	431	347
Net gain from fair value adjustments of investment properties
General and administrative expenses	(202)	(193)	(172)
Selling expenses	474	302	308
Other operating results, net	103	73	65
Management fees
Profit / (loss) from operations	323	9	(68)
Segment profit / (loss)	291	7	(76)
Israel | Total [Member]
Disclosure of operating segments [line items]
Revenues	56,722	46,138	46,762
Costs	(37,127)	(29,624)	(29,965)
Gross profit	19,595	16,514	16,797
Net gain from fair value adjustments of investment properties	3,416	3,575	779
General and administrative expenses	(5,886)	(5,299)	(5,583)
Selling expenses	(7,963)	(7,506)	(8,051)
Other operating results, net	519	1,494	(8)
Management fees
Profit / (loss) from operations	9,681	8,778	3,934
Share of profit / (loss) of associates and joint ventures	43	(173)	38
Segment profit / (loss)	9,724	8,605	3,972
Reportable assets	374,723	394,376	361,249
Reportable liabilities	(322,561)	(335,186)	(312,667)
Net reportable assets	52,162	59,190	48,582
Israel | Real Estate [Member]
Disclosure of operating segments [line items]
Revenues	15,340	10,763	10,480
Costs	(6,828)	(4,451)	(4,971)
Gross profit	8,512	6,312	5,509
Net gain from fair value adjustments of investment properties	3,416	3,575	779
General and administrative expenses	(762)	(644)	(636)
Selling expenses	(270)	(202)	(199)
Other operating results, net		179	70
Management fees
Profit / (loss) from operations	10,896	9,220	5,523
Share of profit / (loss) of associates and joint ventures	174	233	66
Segment profit / (loss)	11,070	9,453	5,589
Reportable assets	212,301	208,525	142,054
Reportable liabilities	(164,810)	(162,110)	(115,624)
Net reportable assets	47,491	46,415	26,430
Israel | Supermarkets [Member]
Disclosure of operating segments [line items]
Revenues
Costs
Gross profit
Net gain from fair value adjustments of investment properties
General and administrative expenses
Selling expenses
Other operating results, net
Management fees
Profit / (loss) from operations
Share of profit / (loss) of associates and joint ventures	502
Segment profit / (loss)	502
Reportable assets	16,102	20,696	64,914
Reportable liabilities			(52,904)
Net reportable assets	16,102	20,696	12,010
Israel | Telecommunications [Member]
Disclosure of operating segments [line items]
Revenues	40,236	34,332	35,062
Costs	(29,683)	(24,621)	(24,536)
Gross profit	10,553	9,711	10,526
Net gain from fair value adjustments of investment properties
General and administrative expenses	(3,344)	(3,214)	(3,499)
Selling expenses	(7,390)	(7,038)	(7,491)
Other operating results, net	278	540	238
Management fees
Profit / (loss) from operations	97	(1)	(226)
Share of profit / (loss) of associates and joint ventures
Segment profit / (loss)	97	(1)	(226)
Reportable assets	76,531	77,471	54,722
Reportable liabilities	(59,333)	(60,369)	(45,163)
Net reportable assets	17,198	17,102	9,559
Israel | Insurance [Member]
Disclosure of operating segments [line items]
Revenues
Costs
Gross profit
Net gain from fair value adjustments of investment properties
General and administrative expenses
Selling expenses
Other operating results, net
Management fees
Profit / (loss) from operations
Share of profit / (loss) of associates and joint ventures
Segment profit / (loss)
Reportable assets	15,839	19,064	17,243
Reportable liabilities
Net reportable assets	15,839	19,064	17,243
Israel | Corporate [Member]
Disclosure of operating segments [line items]
Revenues
Costs
Gross profit
Net gain from fair value adjustments of investment properties
General and administrative expenses	(740)	(597)	(836)
Selling expenses
Other operating results, net		798	(105)
Management fees
Profit / (loss) from operations	(740)	201	(941)
Share of profit / (loss) of associates and joint ventures
Segment profit / (loss)	(740)	201	(941)
Reportable assets	29,062	33,187	28,083
Reportable liabilities	(88,569)	(108,847)	(67,154)
Net reportable assets	(59,507)	(75,660)	(39,071)
Israel | Others [Member]
Disclosure of operating segments [line items]
Revenues	1,146	1,043	1,220
Costs	(616)	(552)	(458)
Gross profit	530	491	762
Net gain from fair value adjustments of investment properties
General and administrative expenses	(1,040)	(844)	(612)
Selling expenses	(303)	(266)	(361)
Other operating results, net	241	(23)	(211)
Management fees
Profit / (loss) from operations	(572)	(642)	(422)
Share of profit / (loss) of associates and joint ventures	(633)	(406)	(28)
Segment profit / (loss)	(1,205)	(1,048)	(450)
Reportable assets	24,888	35,433	54,233
Reportable liabilities	(9,849)	(3,860)	(31,822)
Net reportable assets	$ 15,039	$ 31,573	$ 22,411